Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of common shares issued and outstanding
(a) No par value common shares issued

	Number of shares	Value of shares
(in millions of U.S. dollars, except where noted)	(000s)	$
NO PAR VALUE COMMON SHARES ISSUED
Balance at December 31, 2022	682,277	3,157.1
Issuance of common shares under First Nations agreements	181	0.1
Issuance of flow through shares	1,642	2.3
Exercise of options and vested performance share units	2,906	4.0
Balance at December 31, 2023	687,006	3,163.5
Issuance of common shares(1)	100,395	164.6
Issuance of common shares under First Nations agreements	2,400	3.9
Exercise of options and vested performance share units	1,129	2.5
Balance at December 31, 2024	790,930	3,334.5
1.In May 2024, the Company completed an equity issuance of 100,395,000 common shares at a price of $1.72 per common share for gross proceeds of $172.7 million. Transaction costs amounted to $8.1 million and have been netted against the gross proceeds of the equity issuance.

Schedule of share-based payment arrangements
The following table summarizes share-based payment expenses:

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
SHARE-BASED PAYMENT EXPENSES
Stock option expense	0.1	0.3
Performance share unit expense	3.2	1.5
Restricted share unit expense	12.3	5.0
Deferred share unit expense	5.5	1.6
Shares issued under First Nations agreements	0.2	0.1
Total share-based payment expenses	21.3	8.5
Less: included within operating expenses	(7.6)	(3.1)
Share-based payment expenses	13.7	5.4

Schedule of number and weighted average exercise prices of share options
The following table presents changes in the Company’s stock option plan:

	Number of options	Weighted average exercise price
	(000s)	C$/share
CHANGES TO THE COMPANY'S STOCK OPTION PLAN
Balance at December 31, 2022	4,851	1.59
Exercised	(2,401)	1.20
Forfeited	(158)	2.02
Expired	(562)	2.09
Balance at December 31, 2023	1,730	1.93
Exercised	(936)	1.85
Forfeited	(307)	2.03
Expired	(30)	1.81
Balance at December 31, 2024	457	2.04

Schedule of earnings (loss) per share
The following table sets out the calculation of earnings (loss) per share:

	Year ended December 31
(in millions of U.S. dollars, except where noted)	2024	2023
CALCULATION OF EARNINGS (LOSS) PER SHARE
Net earnings (loss)	102.6	(64.5)
Basic weighted average number of shares outstanding (in millions)	752.2	684.0
Dilution of securities:
Stock options, deferred share units, performance share units	6.2	—
Diluted weighted average number of shares outstanding (in millions)	758.4	684.0
Net earnings (loss) per share:
Basic	0.14	(0.09)
Diluted	0.14	(0.09)

Schedule of antidilutive securities excluded from computation of loss per share
The following table lists the equity securities excluded from the calculation of diluted earnings (loss) per share. All stock options are excluded from the calculation when the Company is in a net loss position.

	Year ended December 31
(in millions of units)	2024	2023
EQUITY SECURITIES EXCLUDED FROM THE CALCULATION OF DILUTED EARNINGS (LOSS) PER SHARE
Stock options, performance share units, deferred share units	—	5.1